Warrant derivative liability (Tables)	12 Months Ended
Dec. 31, 2012
Warrant derivative liability [Abstract]
Schedule of Changes in Warrant Activity
	Public Warrants	Sponsor Warrants	Unit Options *	Underwriter Warrants	Total

Outstanding, December 31, 2010	1,566,027	250,000	280,000	66,667	2,162,694

Repurchased	(967,177)	(250,000)	-	(53,096)	(1,270,273)

Outstanding, December 31, 2011 and 2012	598,850	-	280,000	13,571	892,421

* Each unit option includes one ordinary share and one ordinary share warrant.